UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 87.08%

Accident & Health Insurance - 1.46%
232,706	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,270,155

Agriculture Production Crops - 2.03%
153,667	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,940,766

Air Transportation Scheduled - 1.01%
142,805	JetBlue Airways Corp. *	2,964,632

Aircraft Parts & Auxiliary Equipment - 1.25%
366,182	LMI Aerospace, Inc. *	3,665,482

Biotechnology Research & Products - 1.81%
293,380	Trinity Biotech Plc. (Ireland)	5,298,443

Bituminous Coal & Lignite Surface Mining - 1.30%
817,095	Cloud Peak Energy, Inc. *	3,807,663

Business Services, NEC - 0.64%
94,106	Comverse, Inc. *	1,889,648

Cogeneration Services & Small Power Producers - 2.13%
294,100	Covanta Holding Corp.	6,231,979

Commercial Banks - 2.21%
311,139	FirstMerit Corp.	6,481,025

Computer Peripheral Equipment, NEC - 1.23%
303,687	Brocade Communications Systems, Inc.	3,607,802

Computer Processing & Data Preparation - 0.74%
2,074,926	IPass, Inc. *	2,178,672

Computer Programming, Data Processing Etc. - 1.25%
229,611	Autobytel, Inc. *	3,671,480

Computer Storage Devices - 1.12%
1,342,640	Violin Memory, Inc. *	3,289,468

Crude Petroleum & Natural Gas - 0.90%
306,239	Bill Barrett Corp. *	2,630,593

Cutlery, Handtools & General Hardware - 1.75%
468,984	Blount International, Inc. *	5,121,305

Electric Lighting & Wiring Equipment - 1.83%
573,678	LSI Industries, Inc.	5,358,153

Electric Services - 1.63%
163,606	Dynegy, Inc. *	4,785,476

Electrical Work - 0.30%
18,499	Emcor Group, Inc.	883,697

Electronic Components & Accessories - 2.98%
200,067	CTS Corp.	3,855,291
419,172	Vishay Intertechnology, Inc.	4,895,929
		8,751,220
Fabricated Plate Work (Boiler Shops) - 2.33%
478,999	Global Power Equipment Group, Inc.	3,717,032
583,371	McDermott International, Inc. *	3,115,201
		6,832,233
Fire, Marine & Casualty Insurance - 4.09%
96,988	Endurance Specialty Holdings Ltd. (Bermuda)	6,372,112
199,920	Selective Insurance Group, Inc.	5,607,756
		11,979,868
Food & Kindred Products - 1.07%
450,166	Boulder Brands, Inc. *	3,124,152

Gold & Silver Ores - 0.59%
203,074	Pan American Silver Corp. (Canada)	1,744,406

Greeting Cards - 0.81%
78,769	CSS Industries, Inc.	2,382,762

Heavy Construction Other Than Building Construction Contractors - 1.25%
914,137	Sterling Construction Co. *	3,656,548

Home Health Care - 0.16%
2,536,192	Hooper Holmes, Inc. *	483,145

Ice Cream & Frozen Desserts - 1.39%
251,658	Dean Foods Co.	4,069,310

Instruments for Meas & Testing of Electricity & Elec Signals - 0.97%
376,410	Xcerra Corp. *	2,849,424

Investment Advice - 0.45%
77,548	Janus Capital Group, Inc.	1,327,622

Leisure Time - 1.43%
468,912	Callaway Golf Corp.	4,192,073

Life Insurance - 0.97%
272,700	Genworth Financial, Inc. Class-A *	2,064,339
43,092	Phoenix Companies, Inc. *	785,998
		2,850,337
Medical & Dental Instruments & Supply - 3.07%
272,923	Cryolife, Inc. (1 Right per Share, exp. 11/23/15)	3,078,571
173,942	Owens & Minor, Inc.	5,914,028
		8,992,599
Mining, Quarrying of Nonmetallic Minerals - 1.33%
327,538	Intrepid Potash, Inc. *	3,910,804

Mortgage Bankers & Loan Correspondents - 2.01%
350,782	Nationstar Mortgage Holdings, Inc. *	5,893,138

Motor Vehicle Parts & Accessories - 1.83%
190,733	Superior Industries International, Inc.	3,492,321
17,788	Visteon Corp. *	1,867,384
		5,359,705
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.15%
155,420	Invacare Corp.	3,361,735

Photographic Equipment & Supplies - 1.09%
190,299	Eastman Kodak Co. *	3,197,023

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.65%
80,205	Kraton Performance Polymers, Inc. *	1,915,295

Printed Circuit Boards - 1.26%
51,251	Benchmark Electronics, Inc. *	1,116,247
127,240	Sanmina Corp. *	2,565,158
		3,681,405
Production Technology Equipment - 1.09%
606,362	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19)	3,195,528

Radio & TV Broadcasting & Communications Equipment - 1.65%
690,713	SeaChange International, Inc. *	4,841,898

Retail-Auto Dealers & Gasoline Stations - 1.06%
209,234	TravelCenters of America LLC *	3,107,125

Retail-Auto & Home Supply Stores - 1.72%
411,201	Pep Boys Manny Moe & Jack *	5,045,436

Retail-Apparel & Accessory Stores - 1.37%
221,434	Express, Inc. *	4,010,170

Retail-Family Clothing Stores - 0.14%
16,800	Lands' End, Inc. *	417,144

Retail-Miscellaneous Shopping Goods Stores - 0.55%
187,565	Office Depot, Inc. *	1,624,313

Rolling Drawing & Extruding of Nonferous Metals - 0.36%
48,092	Tredegar Corp.	1,063,314

Savings Institution, Federally Chartered - 1.35%
350,140	Brookline Bancorp., Inc.	3,953,081

Security Brokers, Dealers & Flotation Companies - 2.24%
104,693	Cowen Group, Inc. Class-A *	670,035
477,728	KCG Holdings, Inc. *	5,890,386
		6,560,421
Semiconductors & Related Devices - 2.31%
255,222	AXT, Inc. *	643,159
672,304	NeoPhotonics Corp. *	6,138,136
		6,781,295
Services-Computer Integrated Systems Design - 1.63%
349,059	Allscripts Healthcare Solutions, Inc. *	4,775,127

Services-Computer Programming Services - 1.30%
702,103	RealNetworks, Inc. *	3,798,377

Services-Engineering, Accounting, Research, Management - 0.55%
370,030	PRGX Global, Inc. *	1,624,432

Services-Misc. Equipment Rental & Leasing - 2.35%
438,430	Fly Leasing Ltd. (Ireland)	6,883,351

Services-Motion Picture & Video Tape Production - 0.53%
237,391	Gaiam, Inc. Class-A *	1,552,537

Special Industry Machinery - 2.64%
807,166	Axcelis Technologies, Inc. *	2,389,211
1,601,558	Mattson Technology, Inc. *	5,365,219
		7,754,430
Sporting & Athletic Goods, NEC - 1.13%
360,128	Black Diamond, Inc. *	3,327,583

Surgical & Medical Instruments & Apparatus - 1.77%
156,586	Orthofix International N.V. (Curacao)*	5,186,128

Telephone Communications (No Radio Telephone) - 2.58%
1,540,922	Vonage Holdings Corp. *	7,565,927

Television Broadcasting Stations - 1.91%
245,367	E.W. Scripps Co.	5,606,636

Title Insurance - 1.39%
102,362	Stewart Information Services Corp.	4,074,008

TOTAL FOR COMMON STOCKS (Cost $222,167,886) - 87.08%		255,379,504

CORPORATE BONDS - 0.90%
129,141	Phoenix Companies Quibs 7.450% 01/15/2032	2,626,728
.
TOTAL FOR CORPORATE BONDS (Cost $2,749,720) - 0.90%		2,626,728

REAL ESTATE INVESTMENT TRUSTS - 1.93%
765,708	MFA Financial, Inc.	5,658,582

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $5,647,712) - 1.93%		5,658,582

SHORT-TERM INVESTMENTS - 10.66%
31,269,118	Huntington U.S. Treasury Money Market IV (Cost $31,269,118) 0.01% **	31,269,118

TOTAL INVESTMENTS (Cost $261,834,435) - 100.57%		294,933,932

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.57%)		(1,677,789)

NET ASSETS - 100.00%		$ 293,256,143

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $261,834,435 amounted to $33,099,497, which consisted of aggregate gross unrealized appreciation of
$57,627,644 and aggregate gross unrealized depreciation of $24,528,147.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$255,379,504	$0	$0	$255,379,504
Corporate Bonds	$2,626,728	$0	$0	$2,626,728
Real Estate Investment Trusts	$5,658,582	$0	$0	$5,658,582
Cash Equivalents	$31,269,118	$0	$0	$31,269,118
Total	$294,933,932	$0	$0	$294,933,932

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 20, 2015

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 20, 2015

* Print the name and title of each signing officer under his or her signature.